Derivatives - Cash Flow Hedge Gains and Losses (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Comprehensive Income:
Gains (losses) recognized in Accumulated other comprehensive income on cash flow hedge derivatives	$ 17	$ 31	$ 15	$ (1)
(Gains) losses reclassified from Accumulated other comprehensive income into income	0	2	(16)	6
Tax benefit (expense) on cash flow hedges	(4)	(8)	0	(1)
Net change of the effective portion of designated cash flow hedges	13	25	(1)	4
Research and development
Condensed Consolidated Statements of Comprehensive Income:
(Gains) losses reclassified from Accumulated other comprehensive income into income	0	1	(9)	3
Selling, general and administrative expenses
Condensed Consolidated Statements of Comprehensive Income:
(Gains) losses reclassified from Accumulated other comprehensive income into income	$ 0	$ 1	$ (7)	$ 3